Summary of Significant Accounting Policies (Tables)	12 Months Ended
Jun. 30, 2012
Allowance for Doubtful Accounts Activity

The allowance for doubtful accounts activity was as follows (in thousands):

	Years Ended June 30,
	2012	2011	2010
Beginning balance	$596	$800	$—
Charged to or released from expenses	815	(200)	800
Bad debt write-offs	(145)	(4)	—

Ending Balance	$1,266	$596	$800

Property and Equipment, Estimated Useful Life

Furniture, fixtures and equipment are recorded at cost. The Company computes depreciation or amortization using the straight line method over estimated useful lives, as follows:

Estimated Useful Life
Testing equipment	3 to 5 years
Computer and other equipment	3 to 5 years
Furniture and fixtures	3 years
Leasehold improvements	shorter of lease term or useful life